Deposits (Details) - Schedule of maturities of outstanding certificates of deposit $ in Thousands	Jun. 30, 2022 USD ($)
Schedule Of Maturities Of Outstanding Certificates Of Deposit Abstract
2023	$ 85,324
2024	28,320
2025	8,024
2026	1,701
2027 and thereafter	1,336
Total	$ 124,705